UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

1.805758.107

ALSF-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 2.1%
Exide Technologies (a)	3,069,163	$ 30,814
Johnson Controls, Inc.	451,700	18,520
Tenneco, Inc. (a)	353,300	16,326
The Goodyear Tire & Rubber Co. (a)	255,000	4,628
TRW Automotive Holdings Corp. (a)	333,800	19,047
		89,335
Automobiles - 1.1%
Daimler AG (United States)	153,600	11,804
General Motors Co.	626,015	20,089
General Motors Co.:
warrants 7/10/16 (a)	348,468	8,074
warrants 7/10/19 (a)	348,468	6,203
		46,170
Diversified Consumer Services - 3.8%
Service Corp. International (f)	12,855,676	151,311
Stewart Enterprises, Inc. Class A	1,163,232	9,434
		160,745
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc. (a)	538,309	9,996
O'Charleys, Inc. (a)	172,151	1,126
Penn National Gaming, Inc. (a)	420,164	16,811
Wendy's/Arby's Group, Inc.	453,200	2,184
		30,117
Household Durables - 2.9%
Harman International Industries, Inc.	844,359	40,977
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	3,791
Lennar Corp. Class A	516,600	9,810
Newell Rubbermaid, Inc.	2,624,400	50,021
Stanley Black & Decker, Inc.	288,697	20,974
		125,573
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,339,225	9,482
Media - 3.3%
Belo Corp. Series A (a)	136,200	1,151
Cablevision Systems Corp. - NY Group Class A	438,976	15,465
Cinemark Holdings, Inc.	926,803	18,842
Comcast Corp. Class A	3,267,902	85,750
Gray Television, Inc. (a)(e)(f)	3,167,163	8,836
LIN TV Corp. Class A (a)	671,815	3,594
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LodgeNet Entertainment Corp. (a)(e)	11,800	$ 41
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	6,836
		140,515
Specialty Retail - 1.7%
Asbury Automotive Group, Inc. (a)	314,878	5,447
Charming Shoppes, Inc. (a)	3,254,039	14,741
GameStop Corp. Class A (a)	1,261,625	32,399
Sally Beauty Holdings, Inc. (a)	1,303,600	19,280
		71,867
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	262,180	15,681
Deckers Outdoor Corp. (a)	497,455	42,214
Hanesbrands, Inc. (a)	335,900	10,920
Phillips-Van Heusen Corp.	451,282	31,775
		100,590
TOTAL CONSUMER DISCRETIONARY		774,394
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 0.8%
Safeway, Inc.	385,800	9,379
Whole Foods Market, Inc.	385,631	24,202
		33,581
Food Products - 1.2%
Darling International, Inc. (a)	2,502,670	40,468
Smithfield Foods, Inc. (a)	457,894	10,788
		51,256
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,917
TOTAL CONSUMER STAPLES		92,754
ENERGY - 15.0%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	182,000	14,089
Ensco International Ltd. ADR	90,000	5,366
Exterran Holdings, Inc. (a)(e)	859,455	18,659
Halliburton Co.	571,300	28,839
Noble Corp.	388,700	16,718
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	103,500	$ 8,592
Parker Drilling Co. (a)	944,929	6,737
Rowan Companies, Inc. (a)	108,000	4,504
Schlumberger Ltd.	90,600	8,131
Transocean Ltd. (a)	90,000	6,548
		118,183
Oil, Gas & Consumable Fuels - 12.2%
Alpha Natural Resources, Inc. (a)(e)	346,210	20,139
Arch Coal, Inc.	272,945	9,362
Carrizo Oil & Gas, Inc. (a)	369,298	14,713
Chesapeake Energy Corp.	1,552,714	52,280
ConocoPhillips	192,400	15,186
CONSOL Energy, Inc.	226,000	12,224
El Paso Corp.	7,304,255	141,776
Forest Oil Corp. (a)	1,097,891	39,425
Frontier Oil Corp.	1,441,000	40,262
International Coal Group, Inc. (a)(e)	1,006,000	11,096
Overseas Shipholding Group, Inc. (e)	795,118	22,152
Paladin Energy Ltd. (Australia) (a)	849,100	3,072
Peabody Energy Corp.	1,743,686	116,513
Range Resources Corp.	227,800	12,859
Southwestern Energy Co. (a)	200,000	8,772
		519,831
TOTAL ENERGY		638,014
FINANCIALS - 7.7%
Commercial Banks - 5.7%
Huntington Bancshares, Inc.	9,144,520	62,091
KeyCorp	3,605,821	31,262
PNC Financial Services Group, Inc.	325,392	20,285
Regions Financial Corp.	1,676,805	12,308
SunTrust Banks, Inc.	2,009,600	56,651
Wells Fargo & Co.	2,053,812	59,786
		242,383
Consumer Finance - 0.1%
American Express Co.	91,351	4,484
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.4%
Bank of America Corp.	827,919	$ 10,167
Citigroup, Inc. (a)	1,361,600	6,250
		16,417
Insurance - 0.7%
Assured Guaranty Ltd.	1,042,899	17,729
Lincoln National Corp.	360,400	11,255
		28,984
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc. (a)	900,948	5,730
Host Hotels & Resorts, Inc.	832,331	14,807
Sabra Health Care REIT, Inc.	452,492	7,611
		28,148
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc. (e)	705,856	10,164
TOTAL FINANCIALS		330,580
HEALTH CARE - 6.1%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	342,292	12,713
Covidien PLC	286,325	15,945
		28,658
Health Care Providers & Services - 4.2%
Community Health Systems, Inc. (a)(e)	463,624	14,247
DaVita, Inc. (a)	416,653	36,703
HCA Holdings, Inc.	250,500	8,216
RehabCare Group, Inc. (a)	190,900	7,172
Sun Healthcare Group, Inc. (a)	452,492	5,335
Tenet Healthcare Corp. (a)	15,515,871	107,525
		179,198
Health Care Technology - 0.5%
Cerner Corp. (a)	185,791	22,328
Pharmaceuticals - 0.7%
Hospira, Inc. (a)	526,442	29,865
TOTAL HEALTH CARE		260,049
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 16.8%
Aerospace & Defense - 0.8%
American Science & Engineering, Inc.	69,305	$ 6,106
Teledyne Technologies, Inc. (a)	280,200	14,147
Textron, Inc.	497,300	12,980
		33,233
Airlines - 2.0%
AirTran Holdings, Inc. (a)	1,489,200	11,184
AMR Corp. (a)(e)	945,470	5,550
Delta Air Lines, Inc. (a)	4,559,311	47,326
United Continental Holdings, Inc. (a)	309,700	7,067
US Airways Group, Inc. (a)(e)	1,683,000	15,298
		86,425
Building Products - 3.2%
Armstrong World Industries, Inc.	1,009,922	45,194
Masco Corp.	796,259	10,686
Owens Corning (a)	2,058,657	77,900
Owens Corning warrants 10/31/13 (a)	193,400	952
		134,732
Commercial Services & Supplies - 3.1%
Cenveo, Inc. (a)	2,186,400	14,168
Clean Harbors, Inc. (a)	109,300	10,766
Deluxe Corp.	1,491,927	40,401
R.R. Donnelley & Sons Co.	363,600	6,857
Republic Services, Inc.	1,110,741	35,122
The Brink's Co.	389,160	12,846
Waste Management, Inc.	278,308	10,982
		131,142
Electrical Equipment - 2.6%
Acuity Brands, Inc.	200,000	11,760
Belden, Inc.	856,834	32,585
Emerson Electric Co.	136,500	8,294
General Cable Corp. (a)	453,600	22,000
Harbin Electric, Inc. (a)(e)	451,631	8,455
Polypore International, Inc. (a)	451,600	27,895
		110,989
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	90,090	4,463
General Electric Co.	896,117	18,326
Tyco International Ltd.	267,791	13,052
		35,841
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.6%
Accuride Corp. (a)	2,598	$ 36
Accuride Corp. warrants 2/26/12 (a)	352,472	32
Fiat Industrial SpA (a)	1,365,577	20,288
Ingersoll-Rand Co. Ltd.	1,019,077	51,463
Navistar International Corp. (a)	29,100	2,023
Timken Co.	380,252	21,442
WABCO Holdings, Inc. (a)	193,300	14,275
		109,559
Marine - 0.2%
Navios Maritime Holdings, Inc. (e)	1,788,039	9,459
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)(e)	590,870	11,203
CSX Corp.	90,600	7,129
Hertz Global Holdings, Inc. (a)(e)	2,104,200	36,213
		54,545
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	543,824	9,131
TOTAL INDUSTRIALS		715,056
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 0.2%
Alcatel-Lucent SA sponsored ADR (a)	152,314	996
JDS Uniphase Corp. (a)	136,700	2,849
Motorola Mobility Holdings, Inc.	63,912	1,666
Motorola Solutions, Inc.	73,042	3,351
		8,862
Computers & Peripherals - 0.8%
EMC Corp. (a)	1,160,700	32,894
Electronic Equipment & Components - 2.1%
Avnet, Inc. (a)	272,000	9,879
DDi Corp.	23,328	224
Flextronics International Ltd. (a)	7,703,563	53,694
SMTC Corp. (a)	343,580	900
TTM Technologies, Inc. (a)	602,050	11,511
Viasystems Group, Inc. (a)	441,914	11,538
		87,746
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.4%
DealerTrack Holdings, Inc. (a)	117,818	$ 2,646
NetEase.com, Inc. sponsored ADR (a)	157,800	7,776
VeriSign, Inc.	194,300	7,181
		17,603
IT Services - 0.8%
Alliance Data Systems Corp. (a)(e)	250,091	23,759
CACI International, Inc. Class A (a)	152,000	9,289
Cognizant Technology Solutions Corp. Class A (a)	26,400	2,189
		35,237
Semiconductors & Semiconductor Equipment - 5.6%
Amkor Technology, Inc. (a)	3,808,719	25,518
Cypress Semiconductor Corp. (a)	541,200	11,777
Fairchild Semiconductor International, Inc. (a)	451,500	9,468
Intel Corp.	376,819	8,738
Micron Technology, Inc. (a)	1,446,400	16,330
National Semiconductor Corp.	1,432,324	34,548
ON Semiconductor Corp. (a)	12,628,560	132,726
		239,105
Software - 0.4%
Autodesk, Inc. (a)	236,100	10,620
Microsoft Corp.	91,200	2,373
Nuance Communications, Inc. (a)	136,400	2,823
		15,816
TOTAL INFORMATION TECHNOLOGY		437,263
MATERIALS - 15.7%
Chemicals - 12.8%
Albemarle Corp.	244,621	17,258
Arch Chemicals, Inc.	317,658	12,284
Celanese Corp. Class A	1,760,077	87,863
Dow Chemical Co.	1,355,206	55,550
Ferro Corp. (a)	598,300	8,975
FMC Corp.	146,500	12,933
H.B. Fuller Co.	981,744	21,451
LyondellBasell Industries NV Class A	4,778,985	212,666
Nalco Holding Co.	526,081	15,367
OMNOVA Solutions, Inc. (a)(f)	2,295,993	19,516
Phosphate Holdings, Inc. (a)	192,500	2,406
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Solutia, Inc. (a)	554,000	$ 14,598
TPC Group, Inc. (a)	93,624	3,693
W.R. Grace & Co. (a)	1,327,541	60,217
		544,777
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	347,100	10,298
Rock-Tenn Co. Class A (e)	358,898	24,789
		35,087
Metals & Mining - 2.0%
AngloGold Ashanti Ltd. sponsored ADR (e)	437,500	22,304
Cliffs Natural Resources, Inc.	83,673	7,842
Compass Minerals International, Inc.	211,300	20,625
Ormet Corp. (a)	500,000	3,675
Ormet Corp. (a)(h)	150,000	1,103
Reliance Steel & Aluminum Co.	150,065	8,495
Teck Resources Ltd. Class B (sub. vtg.)	341,500	18,564
		82,608
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	231,700	5,406
TOTAL MATERIALS		667,878
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	621,786	25,356
Level 3 Communications, Inc. (a)(e)	2,771,132	4,323
PAETEC Holding Corp. (a)	1,965,903	7,077
		36,756
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	728,109	31,207
Sprint Nextel Corp. (a)	4,653,313	24,104
		55,311
TOTAL TELECOMMUNICATION SERVICES		92,067
UTILITIES - 3.6%
Electric Utilities - 0.0%
FirstEnergy Corp.	43,755	1,748
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	8,905,279	$ 117,906
Calpine Corp. (a)	2,051,300	34,359
		152,265
TOTAL UTILITIES		154,013
TOTAL COMMON STOCKS (Cost $3,141,983)		4,162,068
Nonconvertible Preferred Stocks - 0.3%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	1,007,783	5,754
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I 8.125%	360,987	9,371
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		15,125
Nonconvertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	43
7.125% 7/15/13 (d)	6,805	108
7.2% 1/15/11 (d)	18,790	943
8.25% 7/15/23 (d)	20,460	319
8.375% 7/15/33 (d)	41,210	795
8.8% 3/1/21 (d)	8,800	319
		2,527
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Station Casinos, Inc.:
6% 4/1/12 (d)	$ 6,660	$ 1
7.75% 8/15/16 (d)	7,395	1
		2
TOTAL CONSUMER DISCRETIONARY		2,529
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	4,250
INDUSTRIALS - 0.0%
Airlines - 0.0%
Northwest Airlines Corp. 10% 2/1/09 (a)	215	0
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	1,605	0
TOTAL NONCONVERTIBLE BONDS (Cost $9,993)		6,779
Floating Rate Loans - 0.1%

UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7318% 10/10/17 (g) (Cost $3,637)	4,289	3,437
Money Market Funds - 5.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	80,485,645	$ 80,486
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	131,864,514	131,865
TOTAL MONEY MARKET FUNDS (Cost $212,351)		212,351
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $3,390,026)		4,399,760
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(139,409)
NET ASSETS - 100%		$ 4,260,351
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,103,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 159
Fidelity Securities Lending Cash Central Fund	382
Total	$ 541
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 6,171	$ 1,395	$ -	$ -	$ 8,836
OMNOVA Solutions, Inc.	-	18,623	-	-	19,516
Service Corp. International	124,916	-	14,636	1,749	151,311
Total	$ 131,087	$ 20,018	$ 14,636	$ 1,749	$ 179,663
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 774,394	$ 774,394	$ -	$ -
Consumer Staples	98,508	92,754	-	5,754
Energy	638,014	638,014	-	-
Financials	339,951	339,951	-	-
Health Care	260,049	260,049	-	-
Industrials	715,056	715,056	-	-
Information Technology	437,263	437,263	-	-
Materials	667,878	667,878	-	-
Telecommunication Services	92,067	92,067	-	-
Utilities	154,013	154,013	-	-
Corporate Bonds	6,779	-	4,250	2,529
Floating Rate Loans	3,437	-	3,437	-
Money Market Funds	212,351	212,351	-	-
Total Investments in Securities:	$ 4,399,760	$ 4,383,790	$ 7,687	$ 8,283
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,284
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(16,973)
Cost of Purchases	-
Proceeds of Sales	(15,012)
Amortization/Accretion	119
Transfers in to Level 3	33,865
Transfers out of Level 3	-
Ending Balance	$ 8,283
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (16,973)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $3,398,523,000. Net unrealized appreciation aggregated $1,001,237,000, of which $1,297,370,000 related to appreciated investment securities and $296,133,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011